LONG-TERM CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2011
LONG-TERM CONVERTIBLE NOTE [Abstract]
LONG-TERM CONVERTIBLE NOTE
NOTE 13:-	LONG-TERM CONVERTIBLE NOTE

On August 20, 2009, the Company entered into a $ 2,400 convertible loan financing ("Convertible Loan Financing") with several lenders including Catalyst Private Equity Partners (Israel) II L.P., Telegraph Hill Capital Fund I, LLC, certain existing shareholders and members of its management. The financing proceeds were to be used mainly for working capital. The financing consisted of loans with a term of three years that bear interest at a rate equal to 8% per annum, compounded annually. The Company was to repay the loan principal amount and the accrued interest in one payment at the end of the term, unless converted earlier into ordinary shares at the discretion of the lender. Each lender was entitled to demand the immediate repayment in cash of its respective portion of the convertible loan amount, upon the occurrence of Events of Default, as stipulated in the Convertible Loans Agreement. In case of a Default, the Company undertook to pay the lenders the entire convertible loans amount due to them and any accrued interest. The loan conversion rate was $ 3.25 per ordinary share. The Company granted the lenders warrants to purchase 100% of the number of ordinary shares into which the loan was convertible. The warrants were exercisable, in whole or in part, from 18 months to 36 months from grant, at an exercise price per ordinary share of $ 2.75. The fair values of the warrants were calculated based on the Black-Scholes option pricing model, amounted to approximately $ 646 and are recorded as a component of shareholders' equity (as the warrants were exercisable into a fixed number of shares at a fixed exercise price and the Company has a sufficient amount of authorized shares as required by ASC 815-40).  In addition, the lenders received certain registration rights (on the Company's best effort). In November 2009, as part of a separation agreement between the Company and Shalom Daskal, the Company repaid to Mr. Daskal $50 of convertible loan he had previously extended to it.

In connection with the Convertible Loan Financing, the Company accumulated in 2009 and 2010 deferred costs in the amount of $150 and $ 172, respectively, which were recorded in long-term assets and which will be amortized over the period of the convertible note.

In March 2009, the Company entered into an amendment to the Dimex Systems Asset Purchase Agreement ("the 2009 restructuring"), whereby it has revised the schedule of remaining payments of NIS 10 then still owed by the Company to Dimex Systems. The amendment to the agreement provided for a NIS 3.5 million payment in March 2009, NIS 4 million to be paid in 6 equal monthly installments each, starting on January 15, 2010, and the remaining approximately NIS 2.5 million (equivalent to $675) was converted into a convertible note as part of the aforementioned ConvertibleLoan Financing.

On February 4, 2010, the Company entered into an additional amendment to the Dimex Systems Asset Purchase Agreement of January 2008 ("the 2010 restructuring"), whereby it has revised the schedule of remaining payments of NIS 4 million then still owed by the Company to Dimex Systems. The amendment to the agreement provided for: (1) payment of NIS 300 in February 2010 (2) NIS 3.1 million to be paid in equal monthly installments commencing July 2010 through December 2013 (including a five months grace period) which bears 8% interest per annum (3) Warrants to purchase 69,096 of the Company's ordinary shares which are exercisable, in whole or in  part, through December 2013 at an exercise price per ordinary share of $ 3.25 on or before August 3, 2011 and thereafter at an increased exercise price of  $ 4.00 per ordinary share, and (4) NIS 600 (equivalent to $ 161) were converted into a long-term convertible note with identical terms to the aforementioned convertible note issued in August 2009.

The Company has accounted for the restructured debts to Dimex Systems under the criteria of ASC 470-60, "Troubled Debt Restructurings by Debtors".

The new effective borrowing rate of the 2010 restructured debt was lower than the effective borrowing rate of the old debt immediately prior to the 2010 restructuring and immediately prior to the 2009 restructuring.

Therefore, the Company concluded that the creditor has granted a concession and the restructuring of the debt is within the scope of ASC 470-60. As of the dates of the 2009 and 2010 restructuring, the Company calculated the effective borrowing rate on the debt (the new effective borrowing rate is the discounted rate that equates the present value of the future cash payments specified by the new terms of the restructured debt, with the carrying amount of the payable and includes the fair value of the warrants granted in conjunction with the aforementioned restructurings). The new effective interest rate as of the 2010 restructuring date and as of December 31, 2010 was an annual rate of 11%.

On December 21, 2011, the Company amended the terms of the convertible loan conversion agreements (the "Conversion Agreements") with its convertible debt lenders (the "Lenders"). According to the amended Conversion Agreements, $2,523 of the former Convertible Loan Financing ($2,093 principal and $430 accrued interest) was converted into 1,681,965 ordinary shares (reflecting a reduced conversion price of $1.5 per ordinary share, instead of the $3.25 conversion price under the original agreement). In addition, warrants to purchase 643,984 shares that had been issued to the Lenders were extended by two years until July 2014 and February 2015, with no change to the exercise prices.

The remaining convertible loan of $501 (the "Deferred Loan" or the "2011 restructuring") shall remain outstanding, and will bear reduced interest rate of 4% (instead of 8% according to the original agreement with Dimex Systems). The Deferred Loan will no longer be convertible. The Deferred Loan will be repaid in 24 equal monthly installments commencing January 10, 2014 (instead of in two payments - in July 2012 and February 2013, according to the original agreement with Dimex Systems).

The Company accounted for the outstanding amount of $2,523 that was converted by the holders in accordance with ASC 470-20 "Debt with Conversion and Other Options". In accordance with ASC 470- 20, an expense is recognized if and to the extent that "additional consideration is paid to debt holders for the purpose of inducing prompt conversion of the debt to equity securities (sometimes referred to as a convertible debt 'sweetener')."

As a result, the application of ASC 470-20 to the exchange of existing convertible debt for common stock resulted in the recording of a non-cash "inducement" accounting charge of $616, which was a calculation of the difference between the 776,378 ordinary shares that would have been issuable to the applicable note holder under the original conversion rights that existed in the convertible notes and the 1,681,965 ordinary shares underlying the amended note, multiplied by $0.68 which was the fair market value of the Company's share as of the date of the Conversion Agreement. This non-cash charge is deemed a financing expense to extinguish the notes and it is included in the Consolidated Statements of Operations with a corresponding increase in Additional paid-in capital. The Company also recorded an additional expense of $144 related to the unamortized remaining discount and deferred charges on the convertible note.

Following the extension of the warrants as mentioned above, the Company recorded $86 financial expenses in its statement of operations, reflecting the incremental compensation caused directly from the extension.

With respect to the remaining loan amount of $501 that was not converted, the Company has accounted for the 2011 restructuring under the criteria of ASC 470-60.

The new effective borrowing rate of the 2011 restructured debt was lower than the effective borrowing rate of the old debt immediately prior to the 2011 restructuring.

Therefore, the Company concluded that the creditor has granted a concession and the restructuring of the debt is within the scope of ASC 470-60. As of the date of the 2011 restructuring, the Company calculated the effective borrowing rate on the debt (the new effective borrowing rate is the discounted rate that equates the present value of the future cash payments specified by the new terms of the restructured debt, with the carrying amount of the payable and includes the fair value of the warrants granted in conjunction with the aforementioned restructurings). The new effective interest rate as of the 2011 restructurings date and as of December 31, 2011 was an annual rate of 5.9%.